Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Measurement
Fair Value Measurements
Overview
The Company applies the fair value hierarchy established by GAAP for the recognition and measurement of assets and liabilities. An asset or liability's fair value classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible, and considers counterparty risk in its assessment of fair value.
The fair values of financial assets and liabilities are measured on a recurring basis. The Company has elected not to carry any financial assets and liabilities at fair value, other than as required by GAAP. Financial assets and liabilities that the Company carries at fair value, as required by GAAP include: (i) its derivative instruments, (ii) the plan assets of the VEBAs and the Company's Canadian defined benefit pension plan, and (iii) available for sale securities, consisting of investments related to the Company's deferred compensation plan (see Note 8). The Company records certain other financial assets and liability at carrying value, see table below for the fair value disclosure of those assets and liabilities.
The majority of the Company's non-financial assets and liabilities, which include goodwill, intangible assets, inventories and property, plant, and equipment, are not required to be carried at fair value on a recurring basis. However, if certain triggering events occur (or at least annually for goodwill), an evaluation of a non-financial asset or liability is required, potentially resulting in an adjustment to the carrying amount of such asset or liability. For the years ended December 31, 2011 and December 31, 2010, the Company concluded that none of its non-financial assets and liabilities subject to fair value assessments on a non-recurring basis required a material adjustment to the carrying amount of such assets and liabilities.
Fair Values of Financial Assets and Liabilities
Fair Values of Derivative Assets and Liabilities. The Company's derivative contracts are valued at fair value using significant observable and unobservable inputs.
Commodity, Foreign Currency and Energy Hedges - The fair values of a majority of these derivative contracts are based upon trades in liquid markets. Valuation model inputs can generally be verified, and valuation techniques do not involve significant judgment. The Company has some derivative contracts, however, that do not have observable market quotes. For these financial instruments, management uses significant other observable inputs (e.g., information concerning regional premiums for swaps). Where appropriate, valuations are adjusted for various factors, such as bid/offer spreads.
Bifurcated Conversion Feature and Call Options - The fair value of the Bifurcated Conversion Feature is measured as the difference in the estimated fair value of the Notes and the estimated fair value of the Notes without the cash conversion feature. The Notes are valued based on the trading price of the Notes each period-end (see “All Other Financial Assets and Liabilities” below). The fair value of the Notes without the cash conversion feature is the present value of the series of the remaining fixed income cash flows under the Notes, with a mandatory redemption in 2015.
The Call Options are valued using a binomial lattice valuation model. Significant inputs to the model are the Company's stock price, risk-free interest rate, credit spread, dividend yield, expected volatility of the Company's stock price, and probability of certain corporate events, all of which are observable inputs by market participants.
The significant assumptions used in the determining the fair value of the Call Options at December 31, 2011 were as follows:

Stock price at December 31, 2011[1]	$45.88
Quarterly dividend yield (per share)[2]	$0.24
Risk-free interest rate[3]	0.42%
Credit spread (basis points)[4]	569
Expected volatility rate[5]	42%
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[1]	The Company's stock price has the most material impact to the fair values of the Call Options and the Notes, which drives the fair value of the Bifurcated Conversion Feature.

[2]	The Company used a discrete quarterly dividend payment of $0.24 per share based on historical and expected future quarterly dividend payments as of December 31, 2011.

[3]	The risk-free rate was based on the five-year and three-year Constant Maturity Treasury rate on December 31, 2011, compounded semi-annually.

[4]
The Company's credit rating was estimated to be between BB and B+ based on comparisons of its financial ratios and size to those of other rated companies. Using the Merrill Lynch High Yield index, the Company identified credit spreads for other debt issuances with similar credit ratings and used the median of such credit spreads.

[5]
The volatility rate was based on both observed volatility, which is based on the Company's historical stock price, and implied volatility from the Company's traded options. Such volatility was further adjusted to take into consideration market participant risk tolerance.

VEBA and Canadian Pension Plan Assets. The VEBA assets are managed by various investment advisors selected by the trustees of each of the VEBAs. The VEBA assets are outside of the Company's control, and the Company does not have insight into the investment strategies. The fair value of the VEBAs’ plan assets is based on information made available to the Company by the VEBA administrators.
The assets of the Company's Canadian pension plan are managed by advisors selected by the Company, with the investment portfolio subject to periodic review and evaluation by the Company's investment committee. The investment of assets in the Canadian pension plan is based upon the objective of maintaining a diversified portfolio of investments in order to minimize concentration of credit and market risks (such as interest rate, currency, equity price and liquidity risks). The degree of risk and risk tolerance take into account the obligation structure of the plan, the anticipated demand for funds and the maturity profiles required from the investment portfolio in light of these demands.
The fair value of the plan assets of the VEBAs and the Company's Canadian pension plan are reflected in the Company's Consolidated Balance Sheets at fair value. In determining the fair value of the plan assets at each annual period end, the Company utilizes primarily the results of valuations supplied by the investment advisors responsible for managing the assets of each plan.
Certain assets are valued based upon unadjusted quoted market prices in active markets that are accessible at the measurement date for identical, unrestricted assets (e.g., liquid securities listed on an exchange). Such assets are classified within Level 1 of the fair value hierarchy.
Valuation of other invested assets is based on significant observable inputs (e.g., net asset values of registered investment companies, valuations derived from actual market transactions, broker-dealer supplied valuations, or correlations between a given U.S. market and a non-U.S. security). Valuation model inputs can generally be verified and valuation techniques do not involve significant judgment. The fair values of such financial instruments are classified within Level 2 of the fair value hierarchy.
Available for sale securities. The Company holds assets in various investment funds at certain registered investment companies in connection with its deferred compensation program (see Note 1 and Note 8). Such assets are accounted for as available for sale securities and are measured and recorded at fair value based on the net asset value of the investment funds on a recurring basis at amortized cost. Such fair value input is considered a Level 2 input.
All Other Financial Assets and Liabilities. The Company believes that the fair value of its cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate their respective carrying values due to their short maturities and nominal credit risk.
The Company believes that the fair value of Nichols Promissory Note materially approximates its carrying amount in light of the Company’s credit profile, the interest rate applicable to the Nichols Promissory Note, and its remaining duration. The foregoing fair value assessment is considered to be a Level 2 valuation within the fair value hierarchy.
The fair value of the Note is based on trading price of the Notes and is considered a Level 1 input in the fair value hierarchy.
The following table presents the Company's financial instruments, classified under the appropriate level of the fair value hierarchy, as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS:
Derivative Instruments
Aluminum -
Fixed priced purchase contracts	$—	$0.3	$—	$0.3
Midwest premium swap contracts	—	—	0.1	0.1
Hedges Relating to the Notes -
Call Options	—	46.3	—	46.3

VEBAs and Canadian Pension Plan
Fixed income investment funds in registered investment companies[1]	—	413.3	—	413.3
Mortgage backed securities	—	33.9	—	33.9
Corporate debt securities[2]	—	39.1	—	39.1
Equity investment funds in registered investment companies[3]	—	52.3	—	52.3
United States Treasuries	—	1.6	—	1.6
Municipal debt securities	—	6.3	—	6.3
Cash and money market investments[4]	12.1	—	—	12.1
Asset backed securities	—	5.0	—	5.0
Diversified investment funds in registered investment companies[5]	—	12.3	—	12.3

All Other Financial Assets
Cash and cash equivalents	49.8	—	—	49.8
Available for sale securities	—	4.9	—	4.9
Total	$61.9	$615.3	$0.1	$677.3

FINANCIAL LIABILITIES:
Derivative Instruments
Aluminum -
Fixed priced purchase contracts	$—	$(7.8)	$—	$(7.8)
Midwest premium swap contracts	—	—	(0.1)	(0.1)

Natural Gas -
Put option sales contracts	—	(5.6)	—	(5.6)
Fixed priced purchase contracts	—	(1.3)	—	(1.3)
Electricity -
Fixed priced purchase contracts	—	(1.8)	—	(1.8)
Hedges Relating to the Notes -
Bifurcated Conversion Feature	—	(53.9)	—	(53.9)

All Other Financial Liabilities
Nichols Promissory Note	—	(4.7)	—	(4.7)
Notes	(203.0)	—	—	(203.0)
Total	$(203.0)	$(75.1)	$(0.1)	$(278.2)

The following table presents the Company's financial instruments classified under the appropriate level of the fair value hierarchy as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS:
Derivative Instruments
Aluminum -
Call option purchase contracts	$—	$9.3	$—	$9.3
Put option purchase contracts	—	0.1	—	0.1
Fixed priced purchase contracts	—	18.2	—	18.2
Midwest premium swap contracts	—	—	0.2	0.2
Natural Gas -
Call option purchase contracts	—	0.3	—	0.3
Put option purchase contracts	—	2.5	—	2.5
Fixed priced purchase contracts	—	0.1	—	0.1
Hedges Relating to the Notes -
Call Options	—	48.4	—	48.4

VEBAs and Canadian Pension Plan
Fixed income investment funds in registered investment companies[1]	—	299.1	—	299.1
Mortgage backed securities	—	81.7	—	81.7
Corporate debt securities[2]	—	47.6	—	47.6
Equity investment funds in registered investment companies[3]	—	32.8	—	32.8
United States Treasuries	—	15.0	—	15.0
Municipal debt securities	—	7.1	—	7.1
Cash and money market investments[4]	11.2	—	—	11.2
Asset backed securities	—	10.1	—	10.1
Diversified investment funds in registered investment companies[5]	—	4.9	—	4.9

All Other Financial Assets

Cash and cash equivalents	135.6	—	—	135.6
Available for sale securities	—	4.6	—	4.6
Total	$146.8	$581.8	$0.2	$728.8

FINANCIAL LIABILITIES:
Derivative Instruments
Aluminum -
Call option sales contracts	$—	$(9.3)	$—	$(9.3)
Put option sales contracts	—	(0.1)	—	(0.1)
Fixed priced purchase contracts	—	(0.4)	—	(0.4)
Fixed priced sales contracts	—	(3.4)	—	(3.4)
Midwest premium swap contracts	—	—	(0.1)	(0.1)
Natural Gas -
Put option sales contracts	—	(4.6)	—	(4.6)
Fixed priced purchase contracts	—	(0.5)	—	(0.5)
Hedges Relating to the Notes -
Bifurcated Conversion Feature	—	(60.0)	—	(60.0)

All Other Financial Liabilities
Los Angeles Promissory Note	—	(7.0)	—	(7.0)
Nichols Promissory Note	—	(6.0)	—	(6.0)
Notes	(214.7)	—	—	(214.7)
Total	$(214.7)	$(91.3)	$(0.1)	$(306.1)
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1.
This category represents investments in various fixed income funds with multiple registered investment companies. Such funds invest in diversified portfolios, including (a) marketable fixed income securities such as (i) U.S. Treasury and other government issued debt securities, (ii) mortgage backed securities, (iii) asset backed securities, (iv) corporate bonds, notes and debentures in various sectors, (v) preferred stock, (vi) various deposit accounts and (vii) repurchase agreements and reverse repurchase agreements, (b) higher yielding, non-investment-grade fixed income securities in the high yield market, (c) debt securities of issuers located in countries with new or emerging markets, denominated in U.S. dollars or other foreign currencies and (d) fixed income instruments which may be represented by options, future contracts or swap agreements. The fair value of assets in this category is estimated using the net asset value per share of the investments.

2.
This category represents investments in fixed income corporate securities in various sectors. Investments in the industrial, financial and utilities sectors in 2011 represented approximately 53%, 38% and 9% of the total portfolio in this category, respectively. Investments in the industrial, financial and utilities sectors in 2010 represented approximately 53%, 36% and 11% of the total portfolio in this category, respectively. The fair value of assets in this category is estimated using the net asset value per share of the investments.

3.
This category represents investments in equity funds that invest in portfolios comprised of (i) equity securities of U.S. companies with a certain market capitalization threshold, (ii) American Depositary Receipts, or ADRs, for securities of non-U.S. issuers, and (iii) securities whose principal market is outside of U.S. The fair value of assets in this category is estimated using the net asset value per share of the investments. The fair value of assets in this category is estimated using the net asset value per share of the investments.

4.	This category represents cash and investments in various money market funds.

5.
The plan assets are invested in investment funds that hold a diversified portfolio of U.S and international equity securities and fixed income securities such as corporate bonds, government bonds, mortgage and asset backed securities. The fair value of assets in this category is estimated using the net asset value per share of the investments.

Financial instruments classified as Level 3 in the fair value hierarchy represent derivative contracts in which management has used at least one significant unobservable input in the valuation model. The following table presents a reconciliation of activity for such derivative contracts on a net basis:

Level 3
Balance at December 31, 2010	$0.1
Total realized/unrealized losses included in:
Cost of goods sold excluding depreciation expense	1.4
Transactions involving Level 3 derivative contracts:
Purchases	—
Sales	—
Issuances	—
Settlements	(1.5)
Transactions involving Level 3 derivatives - net	(1.5)
Transfers in and (or) out of Level 3 valuation hierarchy	—
Balance at December 31, 2011	$—

Total gains included in earnings attributable to the change in unrealized losses relating to derivative contracts held at December 31, 2011:	$—

Fair Values of Non-financial Assets and Liabilities
Idled Assets. Included within Property, plant and equipment - net as of December 31, 2010 was $5.5 of idled assets. Of the carrying amount of idled assets as of December 31, 2010, $1.1 represented equipment used by the Company’s Tulsa, Oklahoma facility prior to the closure of that facility in 2008, and $4.4 represented assets that were acquired by the Company but had not yet been placed into service. During 2011, $0.1 of such assets was subsequently placed into service. Idled assets included within Property, plant and equipment - net was $5.4 as of December 31, 2011. The value of such assets was estimated using a combination of the cost approach and market approach. The cost approach uses replacement cost, and the market approach uses prices, for similar assets to determine the value of assets, and both approaches use Level 3 fair value inputs.
     CAROs. The inputs in estimating the fair value of CAROs include: (i) the timing of when any such CARO cash flows may be incurred, (ii) incremental costs associated with special handling or treatment of CARO materials and (iii) the credit adjusted risk free rate applicable at the time additional CARO cash flows are estimated, all of which are considered Level 3 inputs as they involve significant judgment of the Company.
During 2010, the Company re-assessed and revised its estimates relating to the timing and future costs of various asbestos removal projects at one facility. Both upward and downward revisions relating to cost estimates were made. The following table summarizes the activity relating to the Company's CARO liabilities:

	Year Ended December 31,
	2011	2010	2009
Beginning balance	$3.8	$3.5	$3.3
Liabilities incurred during the period	—	—	—
Liabilities settled during the period	(0.1)	—	—
Accretion expense	0.3	0.3	0.2
Adjustment to accretion expense due to revisions to estimated cash flow[1]	—	(1.1)	—
Revisions to estimated cash flow	—	1.1	—
Ending balance	$4.0	$3.8	$3.5
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[1] The adjustment increased both basic and diluted earnings per share for 2010 by approximately $0.05 per share.
The estimated fair value of CARO liabilities at December 31, 2011 and December 31, 2010 are based upon the application of a weighted-average credit-adjusted risk-free rate of 9.1%. CAROs are included in Other accrued liabilities or Long-term liabilities, as appropriate (see Note 2).